Other non-current liabilities	12 Months Ended
Dec. 31, 2023
Non-current liabilities [abstract]
Other non-current liabilities

31. Other non-current liabilities

Other non-current liabilities at December 31, 2023 and December 31, 2022 amounted to EUR 48,474 thousand and EUR 18,060 thousand respectively. At December 31, 2023 other non-current liabilities mainly related to (i) an advance payment from the U.S. Biomedical Advanced Research and Development Authority (BARDA) of EUR 36,402 thousand, which reflects a partial payment for installing machinery in Fishers, Indiana, to help strengthen domestic capabilities in the U.S. for national defense readiness and preparedness programs for current and future public health emergencies; and (ii) an advance payment from the city of Fishers for certain costs at the site of EUR 2,183 thousand. In addition to the above, other non-current liabilities included holiday pay for our Danish companies’ employees following the transition to the new Danish Holiday Act that started in 2019 and deferred income related to the grant of land by the city of Fishers for EUR 7,858 thousand which will be recognized in the income statement on a systematic basis over the useful life of the building erected on the site.